Note 27 - Financial Instruments and Risks - Transactions Protected by Derivative Financial Instruments (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Total cost exposure [member]
Statement Line Items [Line Items]
Risk	R$ (11,793.2)	R$ (9,742.3)
Notional	11,607.3	9,318.9
Fair Value Assets	184.4	283.6
Fair Value Liability	(394.2)	(190.0)
Gain (loss) Finance Result	(784.4)	(563.5)
Gain (loss) Operational Result	1,182.8	(200.2)
Gain (loss) Equity	1,733.6	584.8
Commodity risk portion of cost exposure [member]
Statement Line Items [Line Items]
Risk	(2,597.0)	(2,378.7)
Notional	2,411.1	1,955.3
Fair Value Assets	14.9	166.5
Fair Value Liability	(270.6)	(70.7)
Gain (loss) Finance Result	(104.1)	(1.5)
Gain (loss) Operational Result	78.4	103.6
Gain (loss) Equity	(160.0)	(4.8)
American dollar risk portion of cost exposure [member]
Statement Line Items [Line Items]
Risk	(8,774.3)	(6,879.1)
Notional	8,774.3	6,879.1
Fair Value Assets	128.4	86.3
Fair Value Liability	(119.9)	(93.4)
Gain (loss) Finance Result	(681.5)	(556.1)
Gain (loss) Operational Result	1,080.7	(331.5)
Gain (loss) Equity	1,796.0	630.2
Euro risk portion of cost exposure [member]
Statement Line Items [Line Items]
Risk	(152.4)	(82.9)
Notional	152.4	82.9
Fair Value Assets	2.2	3.5
Fair Value Liability	(1.0)	(0.7)
Gain (loss) Finance Result	(3.0)	(4.7)
Gain (loss) Operational Result	4.6	0.4
Gain (loss) Equity	2.8	6.6
Mexican Pesos risk portion of cost exposure [member]
Statement Line Items [Line Items]
Risk	(269.5)	(401.6)
Notional	269.5	401.6
Fair Value Assets	38.9	27.3
Fair Value Liability	(2.7)	(25.2)
Gain (loss) Finance Result	4.2	(1.2)
Gain (loss) Operational Result	19.1	27.3
Gain (loss) Equity	94.8	(47.2)
Total fixed asset exposure [member]
Statement Line Items [Line Items]
Risk	(890.0)	(579.5)
Notional	890.0	579.5
Fair Value Assets	23.7	1.9
Fair Value Liability	(29.3)	(10.8)
Gain (loss) Finance Result	21.9	(1.9)
Gain (loss) Operational Result
Gain (loss) Equity
American Dollar risk portion of fixed assets exposure [member]
Statement Line Items [Line Items]
Risk	(890.0)	(531.9)
Notional	890.0	531.9
Fair Value Assets	23.7	1.8
Fair Value Liability	(29.1)	(10.8)
Gain (loss) Finance Result	19.3	(2.8)
Gain (loss) Operational Result
Gain (loss) Equity
Euro risk portion of fixed assets exposure [member]
Statement Line Items [Line Items]
Risk		(47.6)
Notional		47.6
Fair Value Assets		0.1
Fair Value Liability	(0.2)
Gain (loss) Finance Result	2.6	0.9
Gain (loss) Operational Result
Gain (loss) Equity
Total expenses exposure [member]
Statement Line Items [Line Items]
Risk	(314.0)	(177.7)
Notional	314.0	177.7
Fair Value Assets	11.4	0.5
Fair Value Liability	(14.2)	(1.8)
Gain (loss) Finance Result	(0.4)	(2.9)
Gain (loss) Operational Result	17.7	3.9
Gain (loss) Equity	(0.6)	1.8
American Dollar risk portion of the expenses exposure [member]
Statement Line Items [Line Items]
Risk	(311.8)	(169.2)
Notional	311.8	169.2
Fair Value Assets	11.4	0.3
Fair Value Liability	(14.2)	(1.6)
Gain (loss) Finance Result	(0.8)	(3.1)
Gain (loss) Operational Result	18.5	3.5
Gain (loss) Equity		2.4
Rupee risk portion of the expenses exposure [member]
Statement Line Items [Line Items]
Risk	(2.2)	(8.5)
Notional	2.2	8.5
Fair Value Assets		0.2
Fair Value Liability		(0.2)
Gain (loss) Finance Result	0.4	0.2
Gain (loss) Operational Result	(0.8)	0.4
Gain (loss) Equity	(0.6)	(0.6)
Total cash exposure [member]
Statement Line Items [Line Items]
Risk	(15.0)	(1,328.3)
Notional	15.0	1,328.3
Fair Value Assets	0.4
Fair Value Liability		(13.1)
Gain (loss) Finance Result	(347.4)	(266.0)
Gain (loss) Operational Result
Gain (loss) Equity
American Dollar risk portion of the cash exposure [member]
Statement Line Items [Line Items]
Risk		(1,313.3)
Notional		1,313.3
Fair Value Assets	0.3
Fair Value Liability		(13.1)
Gain (loss) Finance Result	(347.3)	(266.0)
Gain (loss) Operational Result
Gain (loss) Equity
Interest rate risk portion of the cash exposure [member]
Statement Line Items [Line Items]
Risk	(15.0)	(15.0)
Notional	15.0	15.0
Fair Value Assets	0.1
Fair Value Liability
Gain (loss) Finance Result	(0.1)
Gain (loss) Operational Result
Gain (loss) Equity
Total debts exposure [member]
Statement Line Items [Line Items]
Risk	(1,010.6)	(919.5)
Notional	338.2	356.9
Fair Value Assets	34.9	30.0
Fair Value Liability	(1.1)	(1.8)
Gain (loss) Finance Result	89.6	(67.5)
Gain (loss) Operational Result
Gain (loss) Equity
American Dollar risk portion of the debts exposure [member]
Statement Line Items [Line Items]
Risk	(672.4)	(562.6)
Notional
Fair Value Assets
Fair Value Liability
Gain (loss) Finance Result	73.2	(76.2)
Gain (loss) Operational Result
Gain (loss) Equity
Interest rate risk portion of the debts exposure [member]
Statement Line Items [Line Items]
Risk	(338.2)	(356.9)
Notional	338.2	356.9
Fair Value Assets	34.9	30.0
Fair Value Liability	(1.1)	(1.8)
Gain (loss) Finance Result	16.4	8.7
Gain (loss) Operational Result
Gain (loss) Equity
Total equity exposure [member]
Statement Line Items [Line Items]
Risk	(1,535.4)	(2,347.9)
Notional	1,108.4	677.0
Fair Value Assets	0.1	69.2
Fair Value Liability	(243.0)
Gain (loss) Finance Result	(378.2)	67.0
Gain (loss) Operational Result
Gain (loss) Equity
Stock exchange price risk portion of the equity instrument exposure [member]
Statement Line Items [Line Items]
Risk	(1,535.4)	(2,347.9)
Notional	1,108.4	677.0
Fair Value Assets	0.1	69.2
Fair Value Liability	(243.0)
Gain (loss) Finance Result	(378.2)	67.0
Gain (loss) Operational Result
Gain (loss) Equity
Total financial risk exposure [member]
Statement Line Items [Line Items]
Risk	(15,558.2)	(15,095.2)
Notional	14,272.9	12,438.3
Fair Value Assets	254.9	385.2
Fair Value Liability	(681.8)	(217.5)
Gain (loss) Finance Result	(1,394.6)	(834.8)
Gain (loss) Operational Result	1,143.5	(196.3)
Gain (loss) Equity	1,740.4	R$ 586.6
Total foreign investments exposure [member]
Statement Line Items [Line Items]
Notional
Fair Value Assets
Fair Value Liability
Gain (loss) Finance Result	4.3
Gain (loss) Operational Result	(57.0)
Gain (loss) Equity	7.4
American Dollar risk portion of the foreign investments exposure [member]
Statement Line Items [Line Items]
Notional
Fair Value Assets
Fair Value Liability
Gain (loss) Finance Result	4.3
Gain (loss) Operational Result	(57.0)
Gain (loss) Equity	R$ 7.4